Summary of Significant Accounting Policies - Summary of property and equipment (FY) (Details)	12 Months Ended
Dec. 31, 2021
Laboratory Equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	3 years
Laboratory Equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	2 years
Office Equipment Computers And Software [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	5 years
Office Equipment Computers And Software [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	2 years
Furniture and Fixtures [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	7 years
Furniture and Fixtures [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	2 years
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	Shorter of remaining term of lease or useful life